As filed with the Securities and Exchange Commission on April 12, 2001

                                               Securities Act File No. 333-68879
                                       Investment Company Act File No. 811-09159

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 3                      [X]
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                                 Amendment No. 4                             [ ]
                        (Check appropriate box or boxes)

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                    Merrill Lynch Large Cap Growth Focus Fund
                           of Mercury V.I. Funds, Inc.
               (Exact name of Registrant as specified in charter)

              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (888) 763-2260

                                 Jeffrey M. Peek
                                  P.O. Box 9011
                        Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

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                                     Copies to:
        Counsel for the Fund:
       Joel H. Goldberg, Esq.           and            Allan J. Oster, Esq.
Swidler Berlin Shereff Friedman, LLP                      P.O. Box 9011
        The Chrysler Building                   Princeton, New Jersey 08543-9011
        405 Lexington Avenue
      New York, New York 10174

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Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

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      It is proposed that this filing will become effective:

            |_|   immediately upon filing pursuant to paragraph (b)

            |X|   on April 23, 2001 pursuant to paragraph (b)

            |_| 60 days after filing pursuant to paragraph (a)(1) n on (date) pursuant to paragraph (a)(1)

            |_|   75 days after filing pursuant to paragraph (a)(2)

            |_|   on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

            |X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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

                                Explanatory Note

      This Post-Effective Amendment No. 3 to the Registration Statement of Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc. hereby incorporates by reference all of the information set forth in Post-Effective Amendment No. 2 to its Registration Statement, which was filed on February 13, 2001. The sole purpose of this Post-Effective Amendment No. 3 is to delay the effectiveness of Post-Effective Amendment No. 2 until April 23, 2001.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 12th day of April, 2001.

                                    MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND OF
                                              MERCURY V.I. FUNDS, INC.
                                                  (Registrant)

                                              /s/ DONALD C. BURKE
                                    By: ----------------------------------------
                                           (Donald C. Burke, Treasurer
                                         (Principal Financial Accounting
                                          Officer) and Vice President)


      Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


          Signature                                Title                   Date
          ---------                                ----                    ----

      JEFFREY M. PEEK*                President and Director
-------------------------------         (Principal Executive Officer)
      (Jeffrey M. Peek)

       TERRY K. GLENN*                Executive Vice President
-------------------------------         and Director
      (Terry K. Glenn)

      Donald C. Burke*                Treasurer (Principal Financial
-------------------------------         Accounting Officer) and
      (Donald C. Burke)                 Vice President

       DAVID O. BEIM*                 Director
-------------------------------
      (David O. Beim)

       JAMES T. FLYNN*                Director
-------------------------------
      (James T. Flynn)

       W. CARL KESTER*                Director
-------------------------------
      (W. Carl Kester)

      KAREN P. ROBARDS*               Director
-------------------------------
     (Karen P. Robards)

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*     This  Amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

*By:      /s/ DONALD C. BURKE                                     April 12, 2001
--------------------------------------
    (Donald C. Burke, Attorney-in-Fact)